TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of provision for income taxes

Provision for income taxes consists of the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Current expense:
Federal	$19,023,188	$7,706,952
State	2,953,573	1,021,109
Total current expense:	$21,976,761	$8,728,061

Deferred expense (benefit):
Federal	$1,547,525	$(3,442,568)
State	841,083	(450,002)
Total deferred expense (benefit):	$2,388,608	$(3,892,570)

Total provision for income taxes	$24,365,369	$4,835,491

Schedule of reconciliation between the effective tax rate on income from continuing operations and statutory tax

As of December 31, 2020, and 2019, the reconciliation between the effective tax rate on income from continuing operations and statutory tax are as follows:

	Year Ended December 31,
	2020	2019
Loss before taxes	$(151,967,289)	$(159,344,113)
Statutory tax rate	27%	27%

Expected income tax recovery	(41,031,168)	(43,022,911)
Difference in foreign tax rates	(3,098,062)	569,917
Tax rate changes and other adjustments	1,027,280	36,969
Stock-based compensation	8,863,599	7,966,090
Unrealized change in fair value of financial liabilities	46,627,953	32,922,160
Non-deductible items	6,794,533	4,091,370
Benefit of tax loss not recognized	1,386,578	1,708,628
State tax	3,794,656	563,268

Reported income tax expense	$24,365,369	$4,835,491

Effective Tax Rate	(16.03)%	(3.03)%

Schedule of components of deferred tax assets and liabilities, and deferred tax assets that have not been recognized

As of December 31, 2020 and 2019, the components of deferred tax assets and liabilities were as follows:

	Year Ended December 31,
	2020	2019
Property, plant and equipment	$(1,085,011)	$(777,780)
Intangible assets	(44,981,241)	(41,992,664)
Partnerships	146,978	136,836
Biological assets	(2,228,536)	1,198,574
Inventory	161,800	79,869
Start-up expenses	50,012	277,404
Net deferred tax liability	$(47,935,998)	$(41,077,761)

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	As of December 31,
	2020	2019
Share issuance and financing costs	$3,276,924	$5,659,149
Non-capital losses carried forward - Canada	17,355,564	9,520,242
Other temporary differences	2,855	15,269
Total unrecognized deductible temporary differences	$20,635,343	$15,194,660